Changes in Number of Issued Shares and Treasury Stock (Detail)	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Number of issued shares
Common stock, Issued shares Beginning Balance	43,650,000	43,790,000	43,950,000
Retirement of treasury stock		(140,000)	(160,000)
Common stock, Issued shares Ending Balance	43,650,000	43,650,000	43,790,000
Number of treasury stock
Treasury stock, shares, Beginning Balance	2,182,399	2,184,258	2,190,193
Acquisition of treasury stock based on the resolution of the board of directors		138,141	154,065
Retirement of treasury stock		(140,000)	(160,000)
Treasury stock, shares, Ending Balance	2,182,399	2,182,399	2,184,258